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04.30 Fidelity Flex Government Money Market Fund PRO-07 | Fidelity Flex Government Money Market Fund
Fund Summary Fund:<br/>Fidelity Flex® Government Money Market Fund
Investment Objective
The fund seeks as high a level of current income as is consistent with preservation of capital and liquidity.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees
Shareholder Fees {- Fidelity Flex Government Money Market Fund}	04.30 Fidelity Flex Government Money Market Fund PRO-07 Fidelity Flex Government Money Market Fund USD ($)
(fees paid directly from your investment)	none

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity Flex Government Money Market Fund}	04.30 Fidelity Flex Government Money Market Fund PRO-07 Fidelity Flex Government Money Market Fund Fidelity Flex Government Money Market Fund
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	none	[1]
[1]	The fund is available only to certain fee-based accounts offered by Fidelity. Managed account clients, retirement plans, plan sponsors and/or plan participants pay a wrap fee that covers investment advisory and administrative services.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees paid at the fee-based account or plan level. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Sell All Shares
Expense Example {- Fidelity Flex Government Money Market Fund}	04.30 Fidelity Flex Government Money Market Fund PRO-07 Fidelity Flex Government Money Market Fund Fidelity Flex Government Money Market Fund USD ($)
1 year	none
3 years	none
5 years	none
10 years	none

Principal Investment Strategies
  Normally investing at least 99.5% of total assets in cash, U.S. Government securities and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash or government securities).
  Investing in U.S. Government securities issued by entities that are chartered or sponsored by Congress but whose securities are neither issued nor guaranteed by the U.S. Treasury.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.

In addition, the fund normally invests at least 80% of its assets in U.S. Government securities and repurchase agreements for those securities.

Principal Investment Risks
  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund’s sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The fund will not impose a fee upon the sale of your shares, nor temporarily suspend your ability to sell shares if the fund's weekly liquid assets fall below 30% of its total assets because of market conditions or other factors.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year. Past performance is not an indication of future performance. The performance shown does not reflect the impact of any fees paid at the fee-based account or plan level.

Visit www.401k.com and log in for more recent performance information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	0.62%	June 30, 2019
Lowest Quarter Return	0.36%	March 31, 2018
Year-to-Date Return	0.34%	March 31, 2020

Average Annual Returns
For the periods ended December 31, 2019
Average Annual Total Returns{- Fidelity Flex Government Money Market Fund} - 04.30 Fidelity Flex Government Money Market Fund PRO-07 - Fidelity Flex Government Money Market Fund - Fidelity Flex Government Money Market Fund
	Past 1 year	Since Inception	[1]	Inception Date
Before Taxes				Mar. 08, 2017
Return Before Taxes	2.27%	1.78%
[1]	From March 8, 2017